Segmented Information - Summary of Reportable Segments and Corporate Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 9,245	$ 9,026
Exploration and evaluation assets	343,092	348,645
Total assets	1,055,026	1,016,548
Liabilities held for distribution	226,095	232,546
Income/(loss) from discontinued operations	1,270,788	(61,041)
Income/ (loss) from continuing operations	17,581	(32,527)
Net Income/(loss)	1,288,369	(93,568)
Exploration expenditures	(21,214)	(4,733)
Millennial Projects
Disclosure Of Operating Segments [Line Items]
Exploration expenditures	(18,051)	(4,733)
Operating Segments
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	9,245	9,026
Exploration and evaluation assets	343,092	348,645
Total assets	1,055,026	1,016,548
Liabilities held for distribution	226,095	232,546
Property, plant and equipment additions	5,348	2,189
Income/(loss) from discontinued operations	1,270,788	(61,041)
Income/ (loss) from continuing operations	17,581	(32,527)
Exploration expenditures	(21,214)	(4,733)
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment		3,936
Exploration and evaluation assets		9,677
Total assets		16,162
Liabilities held for distribution		16,021
Property, plant and equipment additions		1,836
Income/(loss) from discontinued operations	1,256,294	(47,236)
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Total assets	387,844	271,442
Income/ (loss) from continuing operations	16,211	(44,736)
Operating Segments | Pastos Grandes Basin
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	8,372
Exploration and evaluation assets	343,078
Total assets	536,364
Liabilities held for distribution	1,858
Property, plant and equipment additions	4,789
Income/ (loss) from continuing operations	(7,399)
Exploration expenditures	(20,623)
Operating Segments | Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	873	839
Exploration and evaluation assets	14
Total assets	130,818	375,257
Liabilities held for distribution	224,237	(214,221)
Property, plant and equipment additions	559	119
Income/(loss) from discontinued operations	14,494	(13,805)
Income/ (loss) from continuing operations	8,769	16,388
Exploration expenditures	$ (591)	4,733
Operating Segments | Millennial Projects
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment		4,251
Exploration and evaluation assets		338,968
Total assets		353,687
Liabilities held for distribution		2,304
Property, plant and equipment additions		234
Income/ (loss) from continuing operations		$ (4,179)